SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

In November 2025, based on the progress reports issued by the construction supervisor, Minsheng Bank disbursed an additional RMB 6,200,000 in project financing loan proceeds to the Company.